TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	2022	2023
Trade receivables	16,202	18,173
Allowance for expected credit losses	(7,568)	(7,506)
Net	8,634	10,667
Other receivables	500	521
Allowance for expected credit losses	(239)	(240)
Net	261	281
Total trade and other receivables	8,895	10,948

Schedule of trade receivables by debtor

(i)   Related parties

	2022	2023
State-owned enterprises	1,985	1,914
Government agencies	675	587
PT Indonusa Telemedia ("Indonusa")	385	386
Indosat	175	303
Others (each below Rp100 billion)	156	443
Total	3,376	3,633
Allowance for expected credit losses	(1,367)	(1,276)
Net	2,009	2,357

(ii)  Third parties

	2022	2023
Individual and business subscribers	11,842	12,999
Overseas international carriers	984	1,541
Total	12,826	14,540
Allowance for expected credit losses	(6,201)	(6,230)
Net	6,625	8,310

Schedule of trade receivables by age

	2022			2023
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	6,964	399	5.7%	7,020	386	5.5%
Past due up to 3 months	1,674	349	20.8%	2,758	369	13.4%
Past due more than 3 to 6 months	664	222	33.4%	1,215	313	25.8%
Past due more than 6 months	6,900	6,598	95.6%	7,180	6,438	89.7%
Total	16,202	7,568		18,173	7,506

Schedule of trade receivable by currency

	2022	2023
Rupiah	14,714	15,646
U.S. Dollar	1,359	2,360
Singapore Dollar	89	143
Others (each below Rp100 billion)	40	24
Total	16,202	18,173
Allowance for expected credit losses	(7,568)	(7,506)
Net	8,634	10,667

Schedule of movements in allowance for expected credit losses

	2022	2023
Beginning balance	7,802	7,568
Allowance for expected credit losses	567	513
Receivables written-off	(801)	(575)
Ending balance	7,568	7,506